Document and Entity Information	7 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to our Annual Report on Form 40-F for the period ended December 31, 2020 (the “Form 40-F”) is being filed solely to resubmit the XBRL interactive data file, as a technical error in the version previously submitted affected its filing.
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Metalla Royalty & Streaming Ltd.
Entity Central Index Key	0001722606
Entity Common Stock, Shares Outstanding	39,739,047
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes